TAXATION (Details 4) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
TAXATION
Withholding tax rate (as a percent)	10.00%
Effective CIT rate (as a percent)	14.00%	30.00%
Valuation allowance for operating loss carry forwards	¥ 44		¥ 183
Net operating tax loss carry forwards	¥ 337